Financial Instruments - Summary of Partnership's Financing Receivables (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 18,952	$ 17,471